Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board

Sixiang Times (Beijing) Technology Co., Ltd.	Where the Company’s executive is one of the major shareholders

Lavacano Holdings Limited	Where Mr. He Xiaowu acted as director

ENMOLI INC	Where Mr. He Xiaowu acted as director

Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Controlled by a direct relative of CEO

For the six months ended June 30, 2021 and 2022, significant related party transactions were as follows:

		For the six months ended June 30,
		2021	2022	2022
		RMB	RMB	USD
Sixiang Times (Beijing) Technology Co., Ltd.	Rental and service fees	531	-	-
ENMOLI INC	Interest expense	241	-	-
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Interest income	211	-	-

As of December 31, 2021 and June 30, 2022, the amounts due from related parties are as follows:

	As of December 31,
	2021	As of June 30,
	RMB	RMB	USD
Amount due from related parties
Lavacano Holdings Limited	7	-	-
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). (1)	1,052	1,052	157
Total	1,059	1,052	157

1)	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022.